Corporate income tax and deferred taxes continuing operations (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Corporate income tax and deferred taxes [Abstract]
Income tax expense (income), income taxes	€ (60)	€ 145	€ 115
Current tax expense (income), income taxes	(89)	(107)	(146)
Deferred tax expense (income)	58	(28)	65
Withholdings in a foreign operation	(3)	(36)	(73)
Change to the prior year tax evaluation and other	€ 94	€ 26	€ 39